Inventories (Tables)	6 Months Ended
Mar. 31, 2026
Disclosure Of Inventories [Abstract]
Summary of Inventories

	March 31, 2026	September 30, 2025
Raw materials	75,498	71,951
Work in progress	83,386	64,525
Finished goods	685,822	567,941
Inventories	844,706	704,417